Operating Expenses	9 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Operating Expenses

16. OPERATING EXPENSES

The following summarizes the depreciation, amortization, personnel costs, and impairment recognized in operating expenses during the three and nine months ended June 30, 2026 and 2025:

	Three months ended June 30,		Nine months ended June 30,
	2026	2025	2026	2025
Cost of sales	(9,676)	(7,427)	(26,343)	(20,861)
Selling and distribution expenses	(14,377)	(11,098)	(40,183)	(31,881)
General and administrative expenses	(2,594)	(2,460)	(7,758)	(7,464)
Total depreciation	(26,647)	(20,985)	(74,284)	(60,206)

Cost of sales	(69)	(86)	(199)	(194)
Selling and distribution expenses	(6,775)	(6,440)	(19,852)	(20,018)
General and administrative expenses	(531)	(685)	(1,654)	(1,183)
Total amortization	(7,375)	(7,211)	(21,705)	(21,395)

Cost of sales	(59,872)	(54,250)	(174,329)	(163,515)
Selling and distribution expenses	(37,113)	(29,464)	(103,073)	(85,457)
General and administrative expenses	(15,859)	(13,941)	(46,233)	(41,465)
Total personnel costs	(112,844)	(97,655)	(323,635)	(290,437)

Cost of sales	(579)	(54)	(579)	(54)
Selling and distribution expenses	—	—	—	(99)
Total impairment	(579)	(54)	(579)	(153)

Additionally, Selling and distribution expenses predominantly consist of selling and marketing expenses as well as logistics expenses. Selling and marketing expenses amounted to €62.3 million and €134.7 million during the three and nine months ended June 30, 2026, respectively. Selling and marketing expenses were €58.9 million and €131.2 million during the three and nine months ended June 30, 2025, respectively. Logistics expenses amounted to €49.4 million and €115.8 million during the three and nine months ended June 30, 2026. Logistics expenses were €44.1 million and €110.2 million during the three and nine months ended June 30, 2025.